BUSINESS COMBINATIONS - Acquired Intangible Assets - 10K (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 09, 2013	Dec. 31, 2015	Dec. 31, 2014
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life		16 years	17 years
The Colomer Group Participations, S.L. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	20 years
Total acquired intangible assets	$ 298.1
The Colomer Group Participations, S.L. [Member] | Trade names, finite-lived [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	109.4
The Colomer Group Participations, S.L. [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	62.4
The Colomer Group Participations, S.L. [Member] | License agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 4.1
Weighted average useful life	10 years
The Colomer Group Participations, S.L. [Member] | Internally-developed IP [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 13.6
Weighted average useful life	10 years
The Colomer Group Participations, S.L. [Member] | Trade names, finite-lived [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets acquired	$ 108.6
The Colomer Group Participations, S.L. [Member] | Minimum [Member] | Trade names, finite-lived [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	5 years
The Colomer Group Participations, S.L. [Member] | Minimum [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	15 years
The Colomer Group Participations, S.L. [Member] | Maximum [Member] | Trade names, finite-lived [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	20 years
The Colomer Group Participations, S.L. [Member] | Maximum [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	20 years